2. Loans	12 Months Ended
Dec. 31, 2016
Notes
2. Loans

2.        LOANS

           The Company’s consumer loans are made to individuals in relatively small amounts for relatively short periods of time.  First and second mortgage loans on real estate are made in larger amounts and for longer periods of time.  The Company also purchases sales finance contracts from various dealers.  All loans and sales contracts are held for investment.

Contractual Maturities of Loans:

           An estimate of contractual maturities stated as a percentage of the loan balances based upon an analysis of the Company's portfolio as of December 31, 2016 is as follows:

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2017	70.82%	13.13%	58.24%
2018	24.26	13.30	28.18
2019	4.08	12.80	10.07
2020	.63	11.55	2.83
2021	.10	10.09	.62
2022 & beyond	.11	39.13	.06
	100.00%	100.00%	100.00%

           Historically, a majority of the Company's loans have been renewed many months prior to their final contractual maturity dates, and the Company expects this trend to continue in the future.  Accordingly, the above contractual maturities should not be regarded as a forecast of future cash collections.

Cash Collections on Principal:

           During the years ended December 31, 2016 and 2015, cash collections applied to the principal of loans totaled $340,621,771 and $332,703,123, respectively, and the ratios of these cash collections to principal average net receivables were 74.72% and 75.56%, respectively.

Allowance for Loan Losses:

           The Allowance for Loan Losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio.  Management’s approach to estimating and evaluating the allowance for loan losses is on a total portfolio level based on historical loss trends, bankruptcy trends, the level of receivables at the statement of financial position date, payment patterns and economic conditions primarily including, but not limited to, unemployment levels and gasoline prices.  Historical loss trends are tracked on an on going basis.  The trend analysis includes statistical analysis of the correlation between loan date and charge off date, charge off statistics by the total loan portfolio, and charge off statistics by branch, division and state.  If trends indicate credit losses are increasing or decreasing, Management will evaluate to ensure the allowance for loan losses remains at proper levels.  Delinquency and bankruptcy filing trends are also tracked.  If these trends indicate an adjustment to the allowance for loan losses is warranted, Management will make what it considers to be appropriate adjustments.  The level of receivables at the statement of financial position date is reviewed and adjustments to the allowance for loan losses are made, if Management determines increases or decreases in the level of receivables warrants an adjustment.  The Company uses monthly unemployment statistics, and various other monthly or periodic economic statistics, published by departments of the U.S. government and other economic statistics providers to determine the economic component of the allowance for loan losses.  Such allowance is, in the opinion of Management, sufficiently adequate for probable losses in the current loan portfolio.  As the estimates used in determining the allowance for loan losses are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates.  Actual results could vary based on future changes in significant assumptions.

           Management does not disaggregate the Company’s loan portfolio by loan class when evaluating loan performance.  The total portfolio is evaluated for credit losses based on contractual delinquency, and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the number of installments past due at that time, based on the then-existing terms of the contract.  Accounts are classified in delinquency categories based on the number of days past due.  When three installments are past due, we classify the account as being 60-89 days past due; when four or more installments are past due, we classify the account as being 90 days or more past due.  When a loan becomes five installments past due, it is charged off unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and/or other indicators of collectability.  In addition, no installment is counted as being past due if at least 80% of the contractual payment has been paid.  The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

When a loan becomes 60 days or more past due based on its original terms, it is placed in non-accrual status.  At this time, the accrual of any additional finance charges is discontinued.  Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status.  Non-accrual loans return to accrual status when the loan becomes less than 60 days past due.

  There were no loans past due 60 days or more and still accruing interest at December 31, 2016 or December 31, 2015.  The Company’s principal balances on non-accrual loans by loan class at December 31, 2016 and 2015 are as follows:

Loan Class	December 31, 2016	December 31, 2015

Consumer Loans	$ 24,658,842	$ 25,070,209
Real Estate Loans	1,374,941	846,894
Sales Finance Contracts	1,036,697	1,009,475
Total	$ 27,070,480	$ 26,926,578

            An age analysis of principal balances past due, segregated by loan class, as of December 31, 2016 and 2015 is as follows:

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 16,447,739	$ 9,233,306	$ 17,290,149	$ 42,971,194
Real Estate Loans	902,437	304,578	1,225,805	2,432,820
Sales Finance Contracts	714,202	443,464	814,561	1,972,227
Total	$ 18,064,378	$ 9,981,348	$ 19,330,515	$ 47,376,241

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 13,836,033	$ 8,073,384	$ 15,895,050	$ 37,804,467
Real Estate Loans	321,249	161,974	480,929	964,152
Sales Finance Contracts	498,374	346,930	584,919	1,430,223
Total	$ 14,655,656	$ 8,582,288	$ 16,960,898	$ 40,198,842

            In addition to the delinquency rating analysis, the ratio of bankrupt accounts to our total loan portfolio is also used as a credit quality indicator.  The ratio of bankrupt accounts to total principal loan balances outstanding at December 31, 2016 and December 31, 2015 was 2.37% and 2.40%, respectively.

            Nearly our entire loan portfolio consists of small homogeneous consumer loans (of the product types set forth in the table below).

December 31, 2016	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 475,739,992	89.6%	$ 50,936,066	96.9%
Real Estate Loans	24,104,551	4.5	(3,378)	.0
Sales Finance Contracts	31,071,064	5.9	1,629,855	3.1
Total	$ 530,915,607	100.0%	$ 52,562,543	100.0%

December 31, 2015

Consumer Loans	$ 492,742,657	90.5%	$ 31,119,348	97.2%
Real Estate Loans	21,754,111	4.0	10,699.0
Sales Finance Contracts	29,908,790	5.5	877,238	2.8
Total	$ 544,405,558	100.0%	$ 32,007,285	100.0%

           Sales finance contracts are similar to consumer loans in nature of loan product, terms, customer base to whom these products are marketed, factors contributing to risk of loss and historical payment performance, and together with consumer loans, represented approximately 95% and 96% of the Company’s loan portfolio at December 31, 2016 and 2015, respectively.  As a result of these similarities, which have resulted in similar historical performance, consumer loans and sales finance contracts represent substantially all loan losses.  Real estate loans and related losses have historically been insignificant, and, as a result, we do not stratify the loan portfolio for purposes of determining and evaluating our loan loss allowance.  Due to the composition of the loan portfolio, the Company determines and monitors the allowance for loan losses on a collectively evaluated, single portfolio segment basis.  Therefore, a roll forward of the allowance for loan loss activity at the portfolio segment level is the same as at the total portfolio level.  We have not acquired any loans that we believed were impaired at time of acquisition with deteriorating quality during any period reported.  The following table provides additional information on our allowance for loan losses based on a collective evaluation:

	2016	2015	2014
Allowance For Credit Losses:
Beginning Balance	$ 33,500,000	$ 28,620,000	$ 24,680,789
Provision for Loan Losses	67,562,543	36,887,285	32,622,546
Charge-Offs	(63,673,242)	(42,017,880)	(38,024,773)
Recoveries	11,110,699	10,010,595	9,341,438
Ending Balance	$ 48,500,000	$ 33,500,000	$ 28,620,000

	2016	2015	2014
Finance Receivables:
Ending Balance	$ 530,915,607	$ 544,405,558	$ 512,592,704
Ending Balance; collectively evaluated for impairment	$ 530,915,607	$ 544,405,558	$ 512,592,704

           Troubled debt restructurings (“TDRs”) represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties.   Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the customer.  The following table presents a summary of loans that were restructured during the year ended December 31, 2016.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	12,405	$ 27,273,566	$ 25,836,012
Real Estate Loans	32	361,376	358,567
Sales Finance Contracts	532	1,044,547	985,799
Total	12,969	$ 28,679,489	$ 27,180,378

TDRs that subsequently defaulted during the year ended December 31, 2016 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,442	$ 6,379,753
Real Estate Loans	-	-
Sales Finance Contracts	131	217,236
Total	4,573	$ 6,596,989

The following table presents a summary of loans that were restructured during the year ended December 31, 2015.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	6,975	$ 15,593,924	$ 14,501,969
Real Estate Loans	44	379,550	372,984
Sales Finance Contracts	251	500,839	464,498
Total	7,270	$ 16,474,313	$ 15,339,451

TDRs that subsequently defaulted during the year ended December 31, 2015 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	2,147	$ 2,996,600
Real Estate Loans	2	8,045
Sales Finance Contracts	64	93,051
Total	2,213	$ 3,097,696

The following table presents a summary of loans that were restructured during the year ended December 31, 2014.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,745	$ 11,810,926	$ 10,827,585
Real Estate Loans	57	519,530	505,474
Sales Finance Contracts	190	450,156	421,242
Total	3,992	$ 12,780,612	$ 11,754,301

TDRs that subsequently defaulted during the year ended December 31, 2014 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	587	$ 1,163,067
Real Estate Loans	4	23,040
Sales Finance Contracts	27	54,574
Total	618	$ 1,240,681

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for loan losses.